Lease (Tables)	12 Months Ended
Sep. 30, 2024
Lease [Abstract]
Schedule of Finance Lease’s Weighted Average Remaining Lease Term	As of September 30, 2023 and 2024, the finance lease’s weighted average remaining lease term was 2.17 years and 1.17 years. As of September 30, 2023 and 2024, the weighted average discount rate was 4.46% and 4.46%, respectively.
	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Right-of -use asset-finance lease
Motor vehicle	590,215	75,968	590,215
Accumulated amortization	(500,445)	(64,414)	(423,499)
Right-of -use asset-finance lease, net	89,770	11,554	166,716
Lease liability – finance lease, current portion	122,156	15,723	116,834
Lease liability – finance lease, non-current portion	20,902	2,690	143,057
Total finance lease liability	143,058	18,413	259,891
	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Right-of -use asset-operating lease
Office lease	1,634,357	210,361	—
Accumulated amortization	(117,539)	(15,129)	—
Right-of -use asset-operating lease, net	1,516,818	195,232	—
Lease liability – operating lease, current portion	520,034	66,934	—
Lease liability – operating lease, non-current portion	996,784	128,298	—
Total operating lease liability	1,516,818	195,232	—

Schedule of Lease Cost	The components of lease costs were as follows:
			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
Operating lease costs
Amortization of operating lease asset	117,539	15,129	—	—	—	—
Interest on lease liability	6,496	836	—	—	—	—
Unrecognized ROU(i)	173,797	22,370	—	460,800	460,800	151,923
Total operating lease costs	297,832	38,335	—	460,800	460,800	151,923
Finance lease costs
Amortization of finance lease asset	76,946	9,904	—	248,620	248,620	131,159
Interest on lease liability	9,226	1,187	—	14,316	14,316	19,191
Total finance lease costs	86,172	11,091	—	262,936	262,936	150,350
(i)	Excluding cost of short-term contracts. The Company also have another lease agreement with one year term, for which the 2025 elected to not recognize right-of-use assets on balance sheet and expensed on straight-line method. The lease term was commenced from March 1, 2022 with monthly lease expense of HK$38,400. Short-term lease costs for the years ended September 30, 2022, 2023 and 2024 were HK$268,800, HK$460,800 and HK$173,797, respectively, which were charged to general and administrative expenses.

Schedule of Future Lease Payments under Lease Liabilities	Future lease payments under lease liabilities as of September 30 were as follows:
	Operating leases		Finance leases
	HK$	US$	HK$	US$
Period ended September 30,
2025	584,064	75,176	126,060	16,225
2026	584,064	75,176	21,020	2,706
2027	460,029	59,211	—	—
Total future lease payments	1,628,157	209,563	147,080	18,931
Less: Imputed interest	(111,339)	(14,331)	(4,022)	(518)
Total lease liabilities balance	1,516,818	195,232	143,058	18,413